INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	the Company had net operating loss carryforwards (“NOL”) of approximately $3,305,000 for federal income tax purposes of which $2,530,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $3,487,000 for state income tax purposes which begins to expire in 2030.
Operating loss carryforwards	$ 3,305,000
Deferred Tax Assets, Net of Valuation Allowance	1,178,000	$ 789,000
Deferred Tax Assets, Operating Loss Carryforwards	992,000	618,000
Deferred tax assets applicable to accruals	186,000	171,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	389,000	$ 556,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,530,000
Expire in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 775,000